Share-based payments - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 5,265	$ 3,418
Cost of product revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	275	1,273
Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	864	766
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 4,126	$ 1,379